Shareholders' Equity (Details) - Schedule of Dilutive Effect on Options Granted shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Schedule Of Dilutive Effect On Options Granted Abstract
Number of shares	1,351,833
Balance of effective stock options granted	6,986
Maximum percentage of dilution	0.52%